As filed with the Securities and Exchange Commission on May 25, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09445

Marketocracy Funds
 (Exact name of registrant as specified in charter)

P.O. Box 23791, San Jose, CA 95153
 (Address of principal executive offices) (Zip code)

Kendrick W. Kam
P.O. Box 23791, San Jose, CA 95153
 (Name and address of agent for service)

1-888-884-8482
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

Marketocracy Masters 100 Fund
Portfolio of Investments
March 31, 2016 (Unaudited)

		Shares	Market Value
Common Stocks - 62.6%			$2,653,962
(Cost $3,329,095)

ACCOMMODATION AND FOOD SERVICES - 1.1%			45,500
CHH	CHOICE HOTELS INTERNATIONAL, INC.	400	21,620
SBUX	STARBUCKS CORP.	400	23,880

CONSTRUCTION - 1.6%			66,188
CAA	CALATLANTIC GROUP, INC.	203	6,784
DHI	DR HORTON, INC.	600	18,138
KBH	KB HOME	400	5,712
LEN	LENNAR CORP. - CLASS A	200	9,672
MDC	MDC HOLDINGS, INC.	200	5,012
PHM	PULTEGROUP, INC.	800	14,968
TOL	TOLL BROTHERS, INC.*	200	5,902

FINANCE AND INSURANCE - 3.0%			128,213
CME	CME GROUP, INC.	200	19,210
TACO	DEL TACO RESTAURANTS, INC.*	600	6,198
GNW	GENWORTH FINANCIAL, INC.*	17,100	46,683
IBN	ICICI BANK, LTD. - ADR	2,000	14,320
MFC	MANULIFE FINANCIAL CORP.	400	5,652
MET	METLIFE, INC.	200	8,788
MTG	MGIC INVESTMENT CORP.*	1,000	7,670
USB	US BANCORP	200	8,118
WU	WESTERN UNION CO.	600	11,574

INFORMATION - 3.4%			143,327
EA	ELECTRONIC ARTS, INC.*	400	26,444
FIS	FIDELITY NATIONAL INFORMATION SERVICES	200	12,662
FTR	FRONTIER COMMUNICATIONS CORP.	400	2,236
GTT	GTT COMMUNICATIONS, INC.*	1,200	19,848
NFLX	NETFLIX, INC.*	200	20,446
TDS	TELEPHONE & DATA SYSTEMS, INC.	400	12,036
DIS	WALT DISNEY CO. (THE)	500	49,655

MANUFACTURING - 34.8%			1,476,908
ABB	ABB LTD - ADR	200	3,884
ACAD	ACADIA PHARMACEUTICALS, INC.*	800	22,368
ADXS	ADVAXIS, INC.*	400	3,612
AJRD	AEROJET ROCKETDYNE HOLDINGS, INC.*	400	6,552
AAPL	APPLE, INC.	900	98,091
ARLZ	ARALEZ PHARMACEUTICALS, INC.*	1,400	4,970
AVGO	AVAGO TECHNOLOGIES LTD.	404	62,418
AXGN	AXOGEN, INC.*	1,000	5,360
BBRY	BLACKBERRY, LTD.*	1,000	8,090
BLDR	BUILDERS FIRSTSOURCE, INC.*	1,400	15,778
CELG	CELGENE CORP.*	300	30,027
CEMP	CEMPRA, INC.*	600	10,512
CVX	CHEVRON CORP.	200	19,080
CMRX	CHIMERIX, INC.*	600	3,066
CRUS	CIRRUS LOGIC, INC.*	600	21,846
KO	COCA COLA CO. (THE)	200	9,278
STZ	CONSTELLATION BRANDS, INC. - CLASS A	400	60,436
CYAN	CYANOTECH CORP.*	1,800	8,964
CYTK	CYTOKINETICS, INC.*	400	2,820
DERM	DERMIRA, INC.*	200	4,136
DPRX	DIPEXIUM PHARMACEUTICALS, INC.*	2,000	19,020
EW	EDWARDS LIFESCIENCES CORP.*	600	52,926
EXTR	EXTREME NETWORKS, INC.*	3,200	9,952
FSLR	FIRST SOLAR, INC.*	400	27,388
FOMX	FOAMIX PHARMACEUTICALS LTD*	2,200	14,344
FEIM	FREQUENCY ELECTRONICS, INC.*	2,400	23,952
GILD	GILEAD SCIENCES, INC.	200	18,372
HALO	HALOZYME THERAPEUTICS, INC.*	13,200	125,004
HRL	HORMEL FOODS CORP.	1,000	43,240
ILMN	ILLUMINA, INC.*	200	32,422
ITT	ITT CORP.	600	22,134
IXYS	IXYS CORP.	2,500	28,050
KERX	KERYX BIOPHARMACEUTICALS, INC.*	7,200	33,624
KMG	KMG CHEMICALS, INC.	1,200	27,684
LSCC	LATTICE SEMICONDUCTOR CORP.*	2,400	13,632
LMAT	LEMAITRE VASCULAR, INC.	200	3,104
MNK	MALLINCKRODT PLC*	338	20,713
MNKD	MANNKIND CORP.*	49,900	80,339
MNTA	MOMENTA PHARMACEUTICALS, INC.*	3,200	29,568
NWBO	NORTHWEST BIOTHERAPEUTICS, INC.*	7,800	11,388
NVGN	NOVOGEN LTD. - ADR*	2,600	6,396
NVDA	NVIDIA CORP.	2,800	99,764
NXPI	NXP SEMICONDUCTORS NV*	200	16,214
PRTK	PARATEK PHARMACEUTICALS, INC.*	1,200	18,204
PERY	PERRY ELLIS INTERNATIONAL, INC.*	200	3,682
PSTI	PLURISTEM THERAPEUTICS, INC.*	10,900	17,549
PBMD	PRIMA BIOMED LTD - ADR*	3,800	3,625
QRVO	QORVO, INC.*	337	16,988
RDHL	REDHILL BIOPHARMA LTD - ADR*	2,400	29,400
RAI	REYNOLDS AMERICAN, INC.	1,000	50,310
SGNT	SAGENT PHARMACEUTICALS, INC.*	400	4,868
SRPT	SAREPTA THERAPEUTICS, INC.*	2,400	46,848
SWKS	SKYWORKS SOLUTIONS, INC.	200	15,580
SODA	SODASTREAM INTERNATIONAL LTD.*	200	2,816
TTM	TATA MOTORS, LTD. - ADR	600	17,430
TLGT	TELIGENT, INC.*	2,400	11,760
TTPH	TETRAPHASE PHARMACEUTICALS, INC.*	1,400	6,482
TGTX	TG THERAPEUTICS, INC.*	1,400	11,928
TCON	TRACON PHARMACEUTICALS, INC.*	800	5,592
TSN	TYSON FOODS, INC. - CLASS A	800	53,328

MINING, QUARRYING, AND OIL AND GAS EXTRACTION - 3.7%			156,501
APA	APACHE CORP.	200	9,762
COP	CONOCOPHILLIPS	400	16,108
DVN	DEVON ENERGY CORP.	200	5,488
XOM	EXXON MOBIL CORP.	200	16,718
LINE	LINN ENERGY LLC*	400	143
BTU	PEABODY ENERGY CORP.*	400	928
PBR	PETROLEO BRASILEIRO S.A. - ADR	2,200	12,848
SLW	SILVER WHEATON CORP.	5,700	94,506

OTHER SERVICES (EXCEPT PUBLIC ADMINISTRATION) - 0.1%			3,920
AVXL	ANAVEX LIFE SCIENCES CORP.*	800	3,920

PROFESSIONAL, SCIENTIFIC, AND TECHNICAL SERVICES - 10.2%			432,300
AKAO	ACHAOGEN, INC.*	2,600	7,176
AFFX	AFFYMETRIX, INC.*	600	8,406
AMRI	ALBANY MOLECULAR RESEARCH, INC.*	1,000	15,290
ARGS	ARGOS THERAPEUTICS, INC.*	600	3,840
CBM	CAMBREX CORP.*	600	26,400
GRPN	GROUPON, INC.*	3,200	12,768
LMNX	LUMINEX CORP.*	2,000	38,800
NVAX	NOVAVAX, INC.*	25,400	131,064
TRVN	TREVENA, INC.*	22,800	188,556

RETAIL TRADE - 1.5%			65,619
DANG	E-COMMERCE CHINA DANGDANG, INC. - ADR*	2,800	19,964
EVLV	EVINE LIVE, INC.*	5,300	6,201
JCP	JC PENNEY CO., INC.*	200	2,212
NGVC	NATURAL GROCERS BY VITAMIN COTTAGE, INC.*	200	4,254
OSTK	OVERSTOCK.COM, INC.*	1,100	15,818
WFM	WHOLE FOODS MARKET, INC.	200	6,222
WSM	WILLIAMS-SONOMA, INC.	200	10,948

TRANSPORTATION AND WAREHOUSING - 1.4%			59,466
RRTS	ROADRUNNER TRANSPORTATION SYSTEMS, INC.*	200	2,492
LUV	SOUTHWEST AIRLINES CO.	1,200	53,760
WMB	WILLIAMS COS., INC. (THE)	200	3,214

UTILITIES - 1.5%			62,724
SZYM	SOLAZYME, INC.*	9,200	18,676
TE	TECO ENERGY, INC.	1,600	44,048

WHOLESALE TRADE - 0.3%			13,296
AFMD	AFFIMED NV*	800	2,992
HBP	HUTTIG BUILDING PRODUCTS, INC.*	2,800	10,304

PARTNERSHIPS & TRUST - 6.1%			259,849
(Cost $256,893)

FINANCE AND INSURANCE - 0.2%			7,452
AGNC	AMERICAN CAPITAL AGENCY CORP.	400	7,452

REAL ESTATE AND RENTAL AND LEASING - 5.9%			252,397
AMH	AMERICAN HOMES 4 RENT	427	6,789
NLY	ANNALY CAPITAL MANAGEMENT, INC.	11,200	114,912
HCP	HCP, INC.	200	6,516
VER	VEREIT, INC.	14,000	124,180

INVESTMENT COMPANIES - 3.3%			142,502
(Cost $163,387)
TMV	DIREXION DAILY 20 YEAR PLUS TREASURY BEAR 3X SHARES*	600	12,690
IFN	INDIA FUND, INC. (THE)	1,000	22,960
IAU	ISHARES GOLD TRUST*	600	7,128
BRF	MARKET VECTORS BRAZIL SMALL-CAP ETF	1,300	16,042
DBA	POWERSHARES DB AGRICULTURE FUND*	800	16,480
DBC	POWERSHARES DB COMMODITY INDEX TRACKING FUND*	1,000	13,290
PHYS	SPROTT PHYSICAL GOLD TRUST*	3,200	32,384
HQL	TEKLA LIFE SCIENCES INVESTORS	1,200	21,528

Money Market Funds - 28.1%			1,191,505
(Cost $1,191,505)
FIGXX	FIDELITY INSTITUTIONAL MONEY MARKET GOVERNMENT PORTFOLIO - CLASS I, 0.23%^	1,191,505	1,191,505

TOTAL INVESTMENT SECURITIES - 100.1%			4,247,818
(Cost $4,940,880)

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)			(6,132)

NET ASSETS - 100.0%			$4,241,686

ADR	American Depository Receipt
*	Non-income producing security
^	Seven day yield as of March 31, 2016

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows+:

Cost of investments	4,940,880
Gross unrealized appreciation	131,025
Gross unrealized depreciation	(824,087)
Net unrealized appreciation	$(693,062)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Marketocracy Masters 100 Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value  and a discussion in changes in valuation techniques and related inputs during the period.

These inputs are summarized in the three broad levels listed below.

●	Level 1	—	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund as the to access.

●	Level 2	—
Observable inputs other than quoted prices included in Level 1 that are observable for the sset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

●	Level 3	—
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the  asset or liability, and would be based on the best information available;

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
COMMON STOCKS^	$2,653,962	$-	$-	$2,653,962

PARTNERSHIPS & TRUSTS^	259,849	-	-	$259,849

INVESTMENT COMPANIES^	142,502	-	-	$142,502

SHORT-TERM INVESTMENT	1,191,505	-	-	$1,191,505

TOTAL INVESTMENT SECURITIES	$4,247,818	$-	$-	$4,247,818

^ See Portfolio of Investments for industry sector breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Marketocracy Funds

By  /s/ Kendrick W. Kam
       Kendrick W. Kam, President & Treasurer

Date   May 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Kendrick W. Kam
       Kendrick W. Kam, President & Treasurer

Date   May 18, 2016